Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill were as follows:

	LVB focused online business	Brands and customized services business	Total
	RMB	RMB	RMB
Balance as of March 31, 2022
Goodwill	1,568,653	63,460	1,632,113
Accumulated impairment loss	(1,568,653)	—	(1,568,653)
	—	63,460	63,460
Transaction during the year
Impairment recognized during the year ended March 31, 2023 (Note (a))	—	(63,460)	(63,460)
Balance as of March 31, 2023 and March 31, 2024
Goodwill	1,568,653	63,460	1,632,113
Accumulated impairment loss	(1,568,653)	(63,460)	(1,632,113)
	—	—	—

(a)
Goodwill impairment